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                                                 ------------------------------
                        UNITED STATES                     OMB APPROVAL
              SECURITIES AND EXCHANGE COMMISSION ------------------------------
                   Washington, D.C. 20549        OMB Number: 3235-0006
                                                 Expires: February 28, 1997
                          FORM 13F
                                                 Estimated average burden
                                                 Hours per response . . . 24.60
                                                 ------------------------------
                                                 ------------------------------
                                                          SEC USE ONLY
                                                 ------------------------------

                                                 ------------------------------

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2007

 ------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
 ------------------------------------------------------------------------------

If amended report check here: [ ]

                              Stephen W. Kidder
-----------------------------------------------------------------------------
                  Name of Institutional Investment Manager

 Hemenway & Barnes   60 State Street    Boston,            MA          02109
-------------------  --------------- --------------  --------------  ---------
Business Address        (Street)         (City)         (State)        (Zip)

                               (617) 227-7940
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


----------------------------------  ATTENTION ---------------------------------

 Intentional misstatements or omissions of facts constitute Federal Criminal
                                 Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

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The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of August, 2007.

                                Stephen W. Kidder
                                ------------------------------------------------
                                (Name of Institutional Investment Manager)


                                ------------------------------------------------
                                (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.: Name:                      13F File No.:
-----                    ------------- -----                      -------------

1. Brian C. Broderick      28-11136    6.
2. Michael B. Elefante     28-06281    7.
3. Timothy F. Fidgeon      28-06169    8.
4. Michael J. Puzo         28-06165    9.
5. Kurt F. Somerville      28-10379    10.

* Refers to manager number on attached detail in Item 7.

AS OF JUNE 30, 2007                                FORM 13F                          SEC FILE # STEPHEN W KIDDER\28-11134

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:               ITEM 8:
-------                   -------------- --------- ----------- --------- ----------- --------   -------------------------
                                                                         INVESTMENT                 VOTING AUTHORITY
                                                               SHARES OR DISCRETION             -------------------------
                                           CUSIP   FAIR MARKET PRINCIPAL -----------              (A)       (B)     (C)
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE     SHARED   NONE
--------------            -------------- --------- ----------- --------- --- --- --- --------   -------- --------- ------
A F L A C INC             COMMON STOCK   001055102    344637      6705           XX                         6705

ABBOTT LABS               COMMON STOCK   002824100    379670      7090           XX                         7090

AMAZON NOTE CONV SUB DEB  CONV CORPORATE
                            BONDS        023135AF3    565406    555000           XX                       555000

AMGEN INC                 COMMON STOCK   031162100    562576     10175           XX                        10175

APTARGROUP INC            COMMON STOCK   038336103    590296     16600           XX                        16600

AUTOMATIC DATA PROCESSING COMMON STOCK   053015103    648044     13370           XX                        13370

B P PLC ADR               COMMON STOCK   055622104    865391     11996           XX                        11996

CANADIAN NATIONAL
  RAILWAY CO              COMMON STOCK   136375102    767770     15075           XX                        15075

CATERPILLAR INC           COMMON STOCK   149123101    626400      8000           XX                         8000

CHEVRON CORP              COMMON STOCK   166764100    205124      2435           XX                         2435

E I DU PONT DE NEMOURS &
  CO                      COMMON STOCK   263534109    213020      4190           XX                         4190

E M C CORP                COMMON STOCK   268648102    440826     24355           XX                        24355

EMERSON ELECTRIC CO       COMMON STOCK   291011104    510120     10900           XX                        10900

ENCANA CORP               COMMON STOCK   292505104    930046     15135           XX                        15135

EXXON MOBIL CORP          COMMON STOCK   30231G102   2053299     24479           XX                        24479

GENERAL ELECTRIC CO       COMMON STOCK   369604103   1887472     49307           XX                        49307

HEWLETT PACKARD CO        COMMON STOCK   428236103    392656      8800           XX                         8800

INTEL CORPORATION         COMMON STOCK   458140100   1334064     56195           XX                        56195

JOHNSON & JOHNSON         COMMON STOCK   478160104   1362726     22115           XX                        22115

AS OF JUNE 30, 2007                           FORM 13F                          SEC FILE # STEPHEN W KIDDER\28-11134

ITEM 1:                 ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:               ITEM 8:
-------              -------------- --------- ----------- --------- ----------- --------   -------------------------
                                                                    INVESTMENT                 VOTING AUTHORITY
                                                          SHARES OR DISCRETION             -------------------------
                                      CUSIP   FAIR MARKET PRINCIPAL -----------              (A)       (B)     (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE     SHARED   NONE
--------------       -------------- --------- ----------- --------- --- --- --- --------   -------- --------- ------
LINCOLN NATL CORP
  IND                 COMMON STOCK  534187109     804431    11338           XX                       11338

MERCK & CO INC        COMMON STOCK  589331107     542820    10900           XX                       10900

MICROSOFT CORP        COMMON STOCK  594918104     700649    23775           XX                       23775

NOKIA CORP ADR A      COMMON STOCK  654902204     534793    19025           XX                       19025

NOVARTIS AG ADR       COMMON STOCK  66987V109     425291     7585           XX                        7585

NOVO NORDISK A/S ADR  COMMON STOCK  670100205     299653     2760           XX                        2760

PEPSICO INC           COMMON STOCK  713448108     282098     4350           XX                        4350

PFIZER INC            COMMON STOCK  717081103     213510     8350           XX                        8350

PROCTER & GAMBLE CO   COMMON STOCK  742718109    1474006    24089           XX                       24089

ROCKWELL AUTOMATION
  INC                 COMMON STOCK  773903109     291648     4200           XX                        4200

ROCKWELL COLLINS INC  COMMON STOCK  774341101     296688     4200           XX                        4200

SCHLUMBERGER LTD      COMMON STOCK  806857108     218126     2568           XX                        2568

TARGET CORP           COMMON STOCK  87612E106     256308     4030           XX                        4030

3 M COMPANY           COMMON STOCK  88579Y101    1090516    12565           XX                       12565

WYETH                 COMMON STOCK  983024100     504592     8800           XX                        8800

ZIMMER HOLDINGS INC   COMMON STOCK  98956P102     298813     3520           XX                        3520

AGGREGATE TOTAL                               22,913,485